ORGANIZATION AND BASIS OF PRESENTATION - Financial information of Company's VIE and VIES's subsidiaries and kindergartens (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial information of the Company's VIE and VIE's subsidiaries and kindergartens
Cash and cash equivalents	$ 53,454	$ 68,728
Prepaid expenses and other current assets	8,927	10,279
Total current assets	70,105	91,570
Total assets	302,491	336,094
Total current liabilities	128,357	125,908
Total liabilities	224,824	219,377
Net revenues	109,715	182,283	$ 156,498
Net income/(loss)	(41,183)	(2,190)	(1,713)
Net cash provided by (used in) operating activities	(6,526)	12,982	828
Net cash used in investing activities	(2,585)	(34,378)	(51,735)
Net cash provided by (used in) financing activities	556	(13,454)	(756)
VIE
Financial information of the Company's VIE and VIE's subsidiaries and kindergartens
Cash and cash equivalents	21,111	37,548
Prepaid expenses and other current assets	7,378	9,548
Total current assets	35,314	57,023
Total assets	186,948	230,975
Total current liabilities	106,357	111,551
Total liabilities	188,123	197,212
Net revenues	80,107	162,644	155,946
Net income/(loss)	(34,938)	13,743	14,610
Net cash provided by (used in) operating activities	(12,007)	14,691	(2,159)
Net cash used in investing activities	(2,368)	(16,360)	(18,866)
Net cash provided by (used in) financing activities	460	(1,457)	436
Effects of exchange rate changes	(1,395)	$ (495)	$ (2,701)
Asset ledged as collateral | VIE
Financial information of the Company's VIE and VIE's subsidiaries and kindergartens
Total assets	$ 0